Taxation - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Blended tax rate	19.00%
Income tax relating to components of other comprehensive income	$ 0
Tax rate used to track unrecognized deferred taxes	17.00%
Tax Year 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%
Tax Year 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%
Tax Year 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	17.00%
Tax Year After April 1, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%
Bottom of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Announced future corporate tax rate	17.00%
Bottom of Range | Tax Year 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	20.00%
Top of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Announced future corporate tax rate	19.00%
Top of Range | Tax Year 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	19.00%